Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2024	2023
Security rental deposits	7,089	54,344
Total non‑current financial assets	7,089	54,344